Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing receivables
Past Due	¥ 22,445	¥ 30,972
undue	447,586	764,262
Total financing receivables	470,031	795,234
1 - 30 Days Past Due
Financing receivables
Past Due	8,239	15,240
31 - 60 Days Past Due
Financing receivables
Past Due	7,546	7,819
61 - 90 Days Past Due
Financing receivables
Past Due	¥ 6,660	¥ 7,913